Schedule of share-based compensation expenses (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Research and development expenses	¥ 4,504	¥ 3,191
Sales and marketing expenses/(reversal)	(92)	469
General and administrative expenses	1,179	523
Total share-based compensation expense	¥ 5,591	¥ 4,183